Employee Retirement Benefit Plans - Reconciliation of Change in Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012 Retirement Benefits	Jun. 30, 2011 Retirement Benefits	Jun. 30, 2012 Other Postretirement Benefit Plans, Defined Benefit	Jun. 30, 2011 Other Postretirement Benefit Plans, Defined Benefit
Benefit obligation and fair value of plan assets for the defined benefit retirement and postretirement plan
Accumulated Benefit Obligation			$ 283.0	$ 249.1	$ 5.3	$ 5.2
Change in Benefit Obligation
Benefit obligation at beginning of year			257.0	251.0	5.2	5.7
Company service cost	2.2	1.9	2.5	2.7
Interest cost	9.1	9.9	12.9	12.6	0.2	0.2
Multi employer plan obligation			35.8
Employee contributions			0.1	0.1
Plan amendments
Curtailments
Settlements
Special termination benefits
Divestitures
Business combinations
Benefits paid			(9.2)	(8.6)	(0.3)	(0.3)
Actual expenses			(0.1)	(0.1)
Actuarial (gain) loss			43.1	(20.5)	0.2	(0.4)
Exchange rate gain (loss)			(14.1)	19.8
Benefit obligation at end of year			328.0	257.0	5.3	5.2
Change in Plan Assets
Fair value of plan assets at beginning of year	191.4	182.9	182.9	154.7
Actual return on plan assets			15.3	16.8
Company contributions			8.4	9.5	0.4	0.3
Employee contributions			0.1	0.1
Settlements
Special company contributions to fund termination benefits Divestitures
Business combinations
Benefits paid			(9.2)	(8.6)	(0.4)	(0.3)
Actual expenses			(0.1)	(0.1)
Exchange rate gain (loss)			(6.0)	10.5
Fair value of plan assets at end of year			191.4	182.9
Funded Status
Funded status at end of year			(136.6)	(74.1)	(5.3)	(5.2)
Employer contributions between measurement date and reporting date